Inventories - Movements in the Provision for inventory Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Provisions for inventory losses, beginning	R$ 7,031	R$ 21,926	R$ 13,078
Addition to provision for adjustment to realizable value			10,028
Addition to provision for obsolescence and other losses	1,680
Reversal of provision for adjustment to realizable value	(4,791)	(6,594)
Reversal of provision for obsolescence and other losses		(8,301)	(1,180)
Provisions for inventory losses, ending	R$ 3,920	R$ 7,031	R$ 21,926